Commitments	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments
10.	Commitments

Leasing Obligations

The company is obligated under certain lease agreements for office space. These leases expire on October 31, 2015, June 30, 2019, and May 31, 2020. Rent expense amounted to $21,790 and $28,962 for the three months ended December 31, 2014 and 2013, respectively. The rent expense for the nine months ended December 31, 2014 and 2013 was $83,087 and $85,600, respectively.

In November 2014, the company entered into an agreement for new office space for the corporate headquarters. The lease is effective December 1, 2014 and expires May 31, 2020. In December 2014, the company extended the lease for its California office to June 30, 2019.

In February 2015, the company entered into two leases for tower space for the new DispatchPlus business. These leases expire on February 28, 2020.

The straight-line method is used to recognize minimum rent expense under leases which provide for varying rents over their term. The effect of applying the straight-line basis resulted in a decrease in rental expense of $9,644 and $3,628 for the three months ended December 31, 2014 and 2013, respectively. For the nine months ended December 31, 2014 and 2013, the decrease in rental expense was $18,188 and $24,987, respectively. At December 31, 2014, accumulated deferred rent payable amounted to $18,023 and is included as part of accounts payable and accrued expenses in the accompanying December 31, 2014 balance sheet.

Aggregate rentals, under non-cancelable leases for office and tower space (exclusive of real estate taxes, utilities, maintenance and other costs borne by the company) for the remaining terms of the leases are as follows:

Period Ending March 31,
2015 (3 months)	$65,398
2016	322,261
2017	352,868
2018	368,294
2019	391,449
After 2019	315,709

Total	$1,815,979

9.	Commitments

Leasing Obligations

The company is obligated under certain lease agreements for office space. The leases expire on February 28, 2015 and November 1, 2016. Rent expense amounted to $113,920 and $111,557 for the years ended March 31, 2014 and 2013.

The straight-line method is used to recognize minimum rental expense under leases which provide for varying rents over their term. The effect of applying the straight-line basis resulted in a decrease in rental expense of $17,088 in fiscal year 2014 and an increase of $37,015 in fiscal year 2013. At March 31, 2014, accumulated deferred rent payable amounted to $43,372 and is included as part of accounts payable and accrued expenses in the accompanying March 31, 2014 balance sheet.

Aggregate rental expenses, under non-cancelable leases for office and plant space (exclusive of real estate taxes, utilities, maintenance and other costs borne by the company) for the remaining terms of the company’s leases are as follows:

Year Ending March 31,
2015	$126,764
2016	65,935
2017	35,715

Total	$228,414

Employee Agreements

The company entered into an employment agreement with its President and Chief Executive Officer in August 2004, which was amended in 2012 and 2014. The terms of his employment agreement provides for him to receive a base salary per year of $350,000, effective, July 1, 2014, which may be increased as determined by its board of directors, and which is being increased as set forth above. The term of the employment agreement expired after two years from the effective date, and automatically renews for a one-year period each year thereafter, unless the company provides him advanced notice of nonrenewal.

If his employment is terminated by the company without cause, he is entitled to receive a lump sum severance payment equal to 12 months of his base salary. If he terminates his employment for good reason, he is entitled to receive a severance payment equal to 12 months of his base salary payable in 12 equal monthly payments. However, upon a termination without cause or for good reason, he will only be entitled to: (i) 6 months of his base salary if he is in his final year of his employment period which has not been renewed or (ii) the base salary then in effect through the date of termination (but no less than 2 months base salary for a termination without cause) if he is past the final year of his employment period which has not been renewed.

The company entered into an employment agreement with its Chief Technical Officer in July 2004, which was amended in 2012 and 2014. The terms of his employment agreement provide for him to receive a base salary per year of $250,000, effective July 1, 2014, but which may be increased as determined by its board of directors, and which is being increased as set forth above. The term of the employment agreement expired after two years from the effective date, and automatically renews for a one year period each year thereafter, unless the company provides him advanced notice of nonrenewal.

If his employment is terminated by the company without cause, he is entitled to receive a lump sum severance payment equal to 12 months of this base salary. If he terminates his employment for good reason, he is entitled to receive a severance payment equal to 12 months of his base salary payable in 12 equal monthly payments. However, upon a termination without cause or for good reason, he will only be entitled (i) to 6 months of his base salary if he is in his final year of his employment period which has not been renewed or (ii) the base salary then in effect through the date of termination (but no less than 2 months base salary for a termination without cause) if he is past the final year of his employment period which has not been renewed.